American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
June 30, 2021

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 62.7%
Aerospace and Defense — 5.0%
HEICO Corp., Class A(1)	17,308	2,149,308
Lockheed Martin Corp.(1)	381	144,151
		2,293,459
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	563	117,087
Automobiles — 1.3%
General Motors Co.(2)	4,689	277,448
Volkswagen AG, Preference Shares	1,309	328,208
		605,656
Banks — 2.3%
JPMorgan Chase & Co.	2,983	463,976
Royal Bank of Canada	2,152	218,030
U.S. Bancorp	3,862	220,018
UMB Financial Corp.	1,895	176,348
		1,078,372
Beverages — 1.0%
Heineken Holding NV	4,551	459,236
Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc.(2)	1,100	202,081
Building Products — 1.5%
AO Smith Corp.(1)	2,457	177,051
Johnson Controls International plc(1)	4,277	293,531
Masco Corp.(1)	3,929	231,457
		702,039
Capital Markets — 1.3%
AllianceBernstein Holding LP	8,927	415,641
Bank of New York Mellon Corp. (The)	3,605	184,684
		600,325
Chemicals — 2.1%
Akzo Nobel NV	2,026	250,861
Axalta Coating Systems Ltd.(2)	3,969	121,015
Linde plc	1,996	577,043
		948,919
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	4,206	462,702
Communications Equipment — 0.7%
Cisco Systems, Inc.	6,113	323,989
Containers and Packaging — 0.3%
Packaging Corp. of America	926	125,399
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	4,194	234,990
Electric Utilities — 1.9%
Duke Energy Corp.	2,889	285,202
Pinnacle West Capital Corp.	4,878	399,850
Xcel Energy, Inc.	2,821	185,847
		870,899
Electrical Equipment — 0.8%
Emerson Electric Co.(1)	3,587	345,213

Electronic Equipment, Instruments and Components — 0.2%
Anritsu Corp.	5,200	96,860
Energy Equipment and Services — 0.7%
Baker Hughes Co.	14,618	334,314
Equity Real Estate Investment Trusts (REITs) — 1.2%
Equinix, Inc.	203	162,928
MGM Growth Properties LLC, Class A	5,060	185,297
Welltower, Inc.	2,467	205,008
		553,233
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	6,216	185,110
Sysco Corp.	7,037	547,127
Walmart, Inc.	1,321	186,287
		918,524
Food Products — 0.5%
Conagra Brands, Inc.	6,573	239,126
Gas Utilities — 1.5%
Atmos Energy Corp.	2,346	225,474
ONE Gas, Inc.	4,697	348,142
Spire, Inc.	1,591	114,981
		688,597
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co.	377	91,683
Medtronic plc	2,142	265,886
		357,569
Health Care Providers and Services — 0.5%
Centene Corp.(2)	1,586	115,667
Universal Health Services, Inc., Class B	725	106,162
		221,829
Health Care Technology — 0.5%
Cerner Corp.	3,028	236,668
Household Durables — 5.3%
Electrolux AB, Series B	3,727	103,283
Lennar Corp., Class B	28,925	2,355,941
		2,459,224
Insurance — 3.3%
Globe Life, Inc.	2,443	232,696
Hartford Financial Services Group, Inc. (The)	5,486	339,967
Marsh & McLennan Cos., Inc.	3,353	471,700
Principal Financial Group, Inc.	7,690	485,931
		1,530,294
IT Services — 0.6%
Automatic Data Processing, Inc.	822	163,266
Visa, Inc., Class A	414	96,801
		260,067
Machinery — 6.6%
Alfa Laval AB(1)	1,894	66,944
Atlas Copco AB, B Shares(1)	40,875	2,152,740
Deere & Co.(1)	1,397	492,736
PACCAR, Inc.(1)	1,673	149,315
Schindler Holding AG, Bearer Participation Certificate(1)	519	158,832
		3,020,567
Media — 4.9%
Fox Corp., Class B	63,959	2,251,357

Metals and Mining — 0.3%
Freeport-McMoRan, Inc.	3,139	116,488
Multi-Utilities — 0.2%
CMS Energy Corp.	1,935	114,320
Multiline Retail — 0.3%
Dollar Tree, Inc.(2)	1,277	127,062
Oil, Gas and Consumable Fuels — 6.2%
Enterprise Products Partners LP	5,377	129,747
Galp Energia SGPS SA	9,585	104,214
Royal Dutch Shell plc, Class B ADR	59,266	2,301,299
TotalEnergies SE, ADR	7,461	337,685
		2,872,945
Paper and Forest Products — 0.3%
Mondi plc	5,272	138,803
Personal Products — 1.1%
Unilever plc, ADR	8,565	501,052
Pharmaceuticals — 2.1%
Johnson & Johnson	2,686	442,492
Merck & Co., Inc.	1,692	131,587
Roche Holding AG, ADR	8,350	392,366
		966,445
Road and Rail — 1.0%
Heartland Express, Inc.	5,900	101,067
Norfolk Southern Corp.	441	117,046
Union Pacific Corp.	1,025	225,428
		443,541
Semiconductors and Semiconductor Equipment — 0.6%
Applied Materials, Inc.	1,852	263,725
Software — 0.8%
Microsoft Corp.	1,373	371,946
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	509	104,416
TJX Cos., Inc. (The)	2,706	182,439
		286,855
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc.(2)	2,584	112,352
TOTAL COMMON STOCKS (Cost $19,630,499)		28,854,129
CONVERTIBLE BONDS — 12.8%
Automobiles — 4.3%
Tesla, Inc., 2.00%, 5/15/24	184,000	2,012,739
Semiconductors and Semiconductor Equipment — 8.5%
Microchip Technology, Inc., 0.125%, 11/15/24	1,368,000	1,545,840
Teradyne, Inc., 1.25%, 12/15/23	556,000	2,356,745
		3,902,585
TOTAL CONVERTIBLE BONDS (Cost $2,632,235)		5,915,324
EXCHANGE-TRADED FUNDS — 6.5%
Consumer Discretionary Select Sector SPDR Fund(1)	2,635	470,480
iShares Russell 1000 Value ETF(1)	15,881	2,519,044
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,852,460)		2,989,524
TEMPORARY CASH INVESTMENTS — 15.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $2,325,552), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $2,279,863)		2,279,862

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $3,876,063), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $3,800,002)		3,800,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,138,162	1,138,162
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,218,024)		7,218,024
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.7% (Cost $31,333,218)		44,977,001
SECURITIES SOLD SHORT — (81.1)%
COMMON STOCKS SOLD SHORT — (73.1)%
Aerospace and Defense — (5.1)%
HEICO Corp.	(15,791)	(2,201,581)
Northrop Grumman Corp.	(396)	(143,919)
		(2,345,500)
Air Freight and Logistics — (0.3)%
FedEx Corp.	(397)	(118,437)
Automobiles — (5.7)%
Ford Motor Co.	(18,546)	(275,594)
Tesla, Inc.	(2,969)	(2,018,029)
Volkswagen AG	(999)	(328,337)
		(2,621,960)
Banks — (2.3)%
Bank of America Corp.	(5,613)	(231,424)
Bank OZK	(4,215)	(177,704)
Citigroup, Inc.	(3,265)	(230,999)
M&T Bank Corp.	(1,537)	(223,342)
National Bank of Canada	(2,893)	(216,508)
		(1,079,977)
Beverages — (1.0)%
Heineken NV	(3,853)	(467,752)
Building Products — (1.2)%
Carrier Global Corp.	(3,471)	(168,690)
Daikin Industries Ltd.	(700)	(130,445)
Fortune Brands Home & Security, Inc.	(2,344)	(233,486)
		(532,621)
Capital Markets — (1.5)%
FactSet Research Systems, Inc.	(343)	(115,114)
Franklin Resources, Inc.	(12,702)	(406,337)
State Street Corp.	(2,216)	(182,333)
		(703,784)
Chemicals — (2.1)%
Air Products and Chemicals, Inc.	(2,007)	(577,374)
PPG Industries, Inc.	(2,216)	(376,210)
		(953,584)
Commercial Services and Supplies — (1.0)%
Waste Management, Inc.	(3,284)	(460,121)
Communications Equipment — (0.7)%
Arista Networks, Inc.	(898)	(325,354)
Containers and Packaging — (0.3)%
International Paper Co.	(1,994)	(122,252)
Distributors — (0.2)%
Genuine Parts Co.	(798)	(100,923)
Diversified Telecommunication Services — (0.5)%
Lumen Technologies, Inc.	(17,163)	(233,245)
Electric Utilities — (1.3)%
American Electric Power Co., Inc.	(3,695)	(312,560)

Southern Co. (The)	(4,586)	(277,499)
		(590,059)
Electronic Equipment, Instruments and Components — (0.2)%
Keysight Technologies, Inc.	(670)	(103,455)
Energy Equipment and Services — (0.7)%
Schlumberger NV	(10,238)	(327,718)
Entertainment — (0.4)%
AMC Entertainment Holdings, Inc., Class A	(999)	(56,623)
Walt Disney Co. (The)	(652)	(114,602)
		(171,225)
Equity Real Estate Investment Trusts (REITs) — (1.2)%
Brixmor Property Group, Inc.	(8,254)	(188,934)
SL Green Realty Corp.	(1,988)	(159,040)
Ventas, Inc.	(3,543)	(202,305)
		(550,279)
Food and Staples Retailing — (1.6)%
Kroger Co. (The)	(4,696)	(179,904)
US Foods Holding Corp.	(14,595)	(559,864)
		(739,768)
Food Products — (0.5)%
Campbell Soup Co.	(1,489)	(67,884)
Hormel Foods Corp.	(3,494)	(166,838)
		(234,722)
Health Care Equipment and Supplies — (0.8)%
Abbott Laboratories	(813)	(94,251)
Stryker Corp.	(1,036)	(269,080)
		(363,331)
Health Care Providers and Services — (0.5)%
HCA Healthcare, Inc.	(535)	(110,606)
UnitedHealth Group, Inc.	(291)	(116,528)
		(227,134)
Household Durables — (5.7)%
Husqvarna AB, B Shares	(7,711)	(102,481)
Lennar Corp., Class A	(23,772)	(2,361,748)
Whirlpool Corp.	(809)	(176,378)
		(2,640,607)
Household Products — (1.1)%
Procter & Gamble Co. (The)	(3,694)	(498,431)
Insurance — (3.3)%
Aon plc, Class A	(1,980)	(472,745)
Prudential Financial, Inc.	(4,741)	(485,810)
Travelers Cos., Inc. (The)	(2,298)	(344,034)
Unum Group	(8,386)	(238,162)
		(1,540,751)
Internet and Direct Marketing Retail — (0.8)%
Amazon.com, Inc.	(107)	(368,097)
IT Services — (0.6)%
Mastercard, Inc., Class A	(269)	(98,209)
Paychex, Inc.	(1,579)	(169,427)
		(267,636)
Machinery — (7.3)%
AGCO Corp.	(3,792)	(494,401)
Atlas Copco AB, A Shares	(36,090)	(2,216,228)
Caterpillar, Inc.	(1,601)	(348,426)
Kone Oyj, B Shares	(1,911)	(155,965)

Volvo AB, B Shares	(5,995)	(144,476)
		(3,359,496)
Media — (4.9)%
Fox Corp., Class A	(60,881)	(2,260,512)
Metals and Mining — (0.3)%
Antofagasta plc	(5,793)	(115,199)
Multi-Utilities — (0.6)%
Consolidated Edison, Inc.	(3,677)	(263,714)
Multiline Retail — (0.3)%
Ollie's Bargain Outlet Holdings, Inc.	(1,472)	(123,839)
Oil, Gas and Consumable Fuels — (6.0)%
Chevron Corp.	(1,988)	(208,223)
Royal Dutch Shell plc, Class A ADR	(56,999)	(2,302,760)
Valero Energy Corp.	(3,122)	(243,766)
		(2,754,749)
Paper and Forest Products — (0.3)%
UPM-Kymmene Oyj	(3,586)	(135,758)
Pharmaceuticals — (2.5)%
AstraZeneca plc, ADR	(7,234)	(433,317)
Bristol-Myers Squibb Co.	(5,985)	(399,918)
Pfizer, Inc.	(3,295)	(129,032)
Sanofi	(1,999)	(210,020)
		(1,172,287)
Road and Rail — (1.0)%
CSX Corp.	(10,758)	(345,116)
Werner Enterprises, Inc.	(2,284)	(101,684)
		(446,800)
Semiconductors and Semiconductor Equipment — (7.6)%
Lam Research Corp.	(392)	(255,074)
Microchip Technology, Inc.	(5,725)	(857,262)
Teradyne, Inc.	(17,660)	(2,365,734)
		(3,478,070)
Specialty Retail — (1.5)%
Burlington Stores, Inc.	(579)	(186,432)
Carvana Co.	(740)	(223,347)
Signet Jewelers Ltd.	(1,357)	(109,632)
Tractor Supply Co.	(997)	(185,502)
		(704,913)
Textiles, Apparel and Luxury Goods — (0.2)%
VF Corp.	(1,391)	(114,118)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $19,790,767)		(33,618,178)
EXCHANGE-TRADED FUNDS SOLD SHORT — (8.0)%
Alerian MLP ETF	(3,532)	(128,600)
ARK Innovation ETF	(1,397)	(182,700)
Health Care Select Sector SPDR Fund	(1,931)	(243,209)
iShares Russell 1000 Growth ETF	(8,597)	(2,333,914)
Utilities Select Sector SPDR Fund	(12,928)	(817,437)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $2,408,607)		(3,705,860)
TOTAL SECURITIES SOLD SHORT — (81.1)% (Proceeds $22,199,374)		(37,324,038)
OTHER ASSETS AND LIABILITIES — 83.4%		38,362,517
TOTAL NET ASSETS — 100.0%		$46,015,480

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,317	USD	1,885	Morgan Stanley	9/30/21	$(16)
CAD	71	USD	58	Morgan Stanley	9/30/21	—
CAD	806	USD	656	Morgan Stanley	9/30/21	(6)
USD	2,184	CAD	2,706	Morgan Stanley	9/30/21	1
USD	363	CAD	450	Morgan Stanley	9/30/21	1
USD	468,187	CHF	429,557	Morgan Stanley	9/30/21	2,830
EUR	9,474	USD	11,298	Credit Suisse AG	9/30/21	(43)
EUR	11,070	USD	13,230	Goldman Sachs & Co.	9/30/21	(80)
USD	461,066	EUR	386,534	Goldman Sachs & Co.	9/30/21	1,890
GBP	3,653	USD	5,089	JPMorgan Chase Bank N.A.	9/30/21	(35)
GBP	4,242	USD	5,898	JPMorgan Chase Bank N.A.	9/30/21	(28)
GBP	70,901	USD	98,420	JPMorgan Chase Bank N.A.	9/30/21	(323)
GBP	2,863	USD	3,966	JPMorgan Chase Bank N.A.	9/30/21	(5)
GBP	7,410	USD	10,232	JPMorgan Chase Bank N.A.	9/30/21	20
USD	46,274	GBP	33,244	JPMorgan Chase Bank N.A.	9/30/21	278
USD	11,734	GBP	8,399	JPMorgan Chase Bank N.A.	9/30/21	114
JPY	3,205,775	USD	28,986	Bank of America N.A.	9/30/21	(107)
JPY	409,275	USD	3,694	Bank of America N.A.	9/30/21	(7)
JPY	173,825	USD	1,571	Bank of America N.A.	9/30/21	(5)
USD	2,105	JPY	232,560	Bank of America N.A.	9/30/21	10
USD	1,265	JPY	139,825	Bank of America N.A.	9/30/21	6
SEK	1,178,270	USD	138,395	UBS AG	9/30/21	(601)
SEK	52,717	USD	6,231	UBS AG	9/30/21	(66)
SEK	100,126	USD	11,777	UBS AG	9/30/21	(68)
USD	12,669	SEK	107,394	UBS AG	9/30/21	109
USD	12,292	SEK	104,283	UBS AG	9/30/21	96
USD	1,097	SEK	9,339	UBS AG	9/30/21	5
						$3,970

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $8,410,824.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	277,448	328,208	—
Banks	860,342	218,030	—
Beverages	—	459,236	—
Chemicals	698,058	250,861	—
Electronic Equipment, Instruments and Components	—	96,860	—
Food and Staples Retailing	733,414	185,110	—
Household Durables	2,355,941	103,283	—
Machinery	642,051	2,378,516	—
Oil, Gas and Consumable Fuels	2,768,731	104,214	—
Paper and Forest Products	—	138,803	—
Other Industries	16,255,023	—	—
Convertible Bonds	—	5,915,324	—
Exchange-Traded Funds	2,989,524	—	—
Temporary Cash Investments	1,138,162	6,079,862	—
	28,718,694	16,258,307	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,360	—
Liabilities
Securities Sold Short
Common Stocks
Automobiles	2,293,623	328,337	—
Banks	863,469	216,508	—
Beverages	—	467,752	—
Building Products	402,176	130,445	—
Household Durables	2,538,126	102,481	—
Machinery	842,827	2,516,669	—
Metals and Mining	—	115,199	—
Paper and Forest Products	—	135,758	—
Pharmaceuticals	962,267	210,020	—
Other Industries	21,492,521	—	—
Exchange-Traded Funds	3,705,860	—	—
	33,100,869	4,223,169	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,390	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.